1933 Act Registration Number 33-23180

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

[X] Pre-Effective                                       [ ] Post-Effective
    Amendment No. 1                                         Amendment No.

                          THE EVERGREEN MUNICIPAL TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                 Area Code and Telephone Number: (617) 210-3200

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                    ----------------------------------------
                    (Address of principal executive offices)

                            Dorothy E. Bourassa, Esq.
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                    ---------------------------------------
                    (Name and address of agent for service)




     Approximate date of proposed public offering: As soon as possible after the effective date of this Registration Statement.

    The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 (the "Securities Act") or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                          THE EVERGREEN MUNICIPAL TRUST

     The Registrant hereby incorporates by reference the cross reference sheet filed pursuant to Rule 481(a) under the Securities Act, Part A, Part B, and Part C included in the Registration Statement on Form N-14 of the Registrant relating to Evergreen Tax Exempt Money Market Fund filed on November 28, 1997

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus, and State of Ohio, on the 23rd day of December, 1997.

                                         THE EVERGREEN MUNICIPAL TRUST

                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 23rd day of December, 1997.


/s/William J. Tomko                    /s/ Laurence B. Ashkin
-------------------------               -----------------------------
William J. Tomko                        Laurence B. Ashkin*
President amd Treasurer (Principal      Trustee
  Financial and Accounting Officer)

 /s/ Russell A. Salton, III MD*         /s/ Thomas L. McVerry*
-------------------------               ------------------------------
Russell A. Salton, III MD               Thomas L. McVerry
Trustee                                 Trustee

/s/ William Walt Pettit*                /s/ Michael S. Scofield*
----------------------------            -------------------------
William Walt Pettit                     Michael S. Scofield
Trustee                                 Trustee

/s/ James S. Howell*                    /s/ Gerald M. McDonnell*
-----------------------------           ------------------------
James S. Howell                         Gerald M. McDonell
Trustee                                 Trustee

/s/ Foster Bam*
-------------------------
Foster Bam
Trustee


*By: /s/ Martin J. Wolin
-------------------------------
Martin J. Wolin
Attorney-in-Fact


     *Martin J. Wolin, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.